Tax - Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 147	$ 113
Deferred tax asset recognised in respect of revenue losses	114	89
Deferred tax assets recognized related to legal entities which suffered tax loss	120	95
United Kingdom [member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 73
Deferred Tax Asset Offset Percentage On Annual Profits (50% restriction on deferred tax losses)	50.00%
Deferred Tax Assets Recognized Related To Profitable Legal Entities	$ 13	14
Difference between forecast and actual taxable profits for deferred tax asset to be extended	20.00%
United Kingdom [member] | Bottom of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	7 years
United Kingdom [member] | Top of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	10 years
Losses [member]
Disclosure of income tax reconciliation [line items]
Deferred tax asset recognized in respect of losses	$ 84	61
Losses [member] | Revenue losses [member]
Disclosure of income tax reconciliation [line items]
Deferred tax asset recognized in respect of losses	84	60
Losses [member] | Capital losses [member]
Disclosure of income tax reconciliation [line items]
Deferred tax asset recognized in respect of losses		1
Unprovided deferred tax on unremitted earnings [member]
Disclosure of income tax reconciliation [line items]
Unremitted earnings on which no deferred tax provided	$ 400	$ 500